Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Parties [Abstract]
Schedule of Transactions with Related Parties

The compensation of key management personnel of the Group is analysed as follows:

	2020	2019	2018
Directors’ fee	412	400	387
Short-term employee benefits	2,026	1,704	1,875
Social security contributions and defined contribution plans	634	563	500
Employee benefit obligations	137	118	110
Total	3,209	2,785	2,872

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2020		2019		2018
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Legal services	392	—	32	—	—	—
Consultancy fees for business strategy	—	—	133	—	286	16
Other	—	—	—	—	—	—
Total	392	—	165	—	286	16

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2020

	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	38,401	9	5,961	—
Nars Miami LLCC (associate)	406	—	27	—
Natuzzi Design S.a.s.	1,734	—	888	—
Natuzzi Arredamenti S.r.l.	827	—	279	—
Natuzzi Sofa S.r.l.	238	—	47	—
NA.FO. S.r.l.	—	—	—	—
Total	41,606	9	7,202	—

December 31, 2019

	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	36,442	124	3,619	124
Nars Miami LLCC (associate)	646	—	169	—
Natuzzi Design S.a.s.	1,686	—	1,013	—
Natuzzi Arredamenti S.r.l.	842	—	367	—
Natuzzi Sofa S.r.l.	249	—	67	—
Total	39,865	124	5,235	124

December 31, 2018

	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	12,589	1,001	7,383	1,001
Nars Miami LLCC (associate)	776	—	191	—
Natuzzi Design S.a.s.	1,750	—	1,338	—
Natuzzi Arredamenti S.r.l.	1,010	—	343	—
Natuzzi Sofa S.r.l.	291	—	78	—
NA.FO. S.r.l.	—	—	—	3
Total	16,416	1,001	9,333	1,004